Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2023 £’000	2022 £’000
Trade receivables	£143,336	£131,650
Prepayments	11,055	8,865
Accrued income	12,775	13,458
Research and development tax credit	3,013	3,266
Grant receivable	2,877	437
Other receivables	4,810	4,995
Total trade and other receivables	£177,866	£162,671
The following table presents the trade receivables and accrued income ageing intervals and the allocation of the expected credit loss allowance as of 30 June 2023 and 30 June 2022:

	2023 £’000		2022 £’000
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	135,844	(248)	122,914	(854)
1 - 30 days overdue	8,032	(147)	7,411	(94)
31 - 60 days overdue	6,532	(104)	9,520	(338)
61 - 90 days overdue	2,447	(71)	3,465	(141)
Over 90 days overdue	7,750	(3,924)	5,821	(2,596)
Total	160,605	(4,494)	149,131	(4,023)

The gross and net amounts of trade receivables and accrued income were as follows:

	2023 £’000	2022 £’000
Trade receivables - gross	£147,830	£135,665
Expected credit loss allowance	(4,494)	(4,015)
Trade receivables - net	£143,336	£131,650

	2023 £’000	2022 £’000
Accrued income - gross	£12,775	£13,466
Expected credit loss allowance	—	(8)
Accrued income - net	£12,775	£13,458
Movements in the expected credit loss allowance were as follows:

	2023 £’000	2022 £’000
As at 1 July	£4,023	£3,537
Provided in the year	6,181	4,628
Released in the year	(5,249)	(3,889)
Utilised in the year	(301)	(492)
Effect of foreign exchange translations	(160)	239
As at 30 June	£4,494	£4,023